Condensed Consolidated Statements of Income/(Loss) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Contract revenue	SFr 1,306	SFr 687	SFr 2,296	SFr 687
Total revenue	1,306	687	2,296	687
Operating expenses
Research & development expenses	(16,826)	(17,138)	(32,742)	(32,303)
General & administrative expenses	(3,896)	(4,551)	(8,334)	(9,522)
Other operating income/(expense), net	28	41	21	109
Total operating expenses	(20,694)	(21,648)	(41,055)	(41,716)
Operating loss	(19,388)	(20,961)	(38,759)	(41,029)
Financial income	458	739	1,145	1,368
Financial expense	(50)	(34)	(103)	(70)
Exchange differences	(2,209)	(2,504)	(2,501)	(891)
Finance result, net	(1,801)	(1,799)	(1,459)	407
Loss before tax	(21,189)	(22,760)	(40,218)	(40,622)
Loss for the period	SFr (21,189)	SFr (22,760)	SFr (40,218)	SFr (40,622)
Loss per share:
Basic loss per share for the period attributable to equity holders	SFr (0.21)	SFr (0.23)	SFr (0.4)	SFr (0.41)
Diluted loss per share for the period attributable to equity holders	SFr (0.21)	SFr (0.23)	SFr (0.4)	SFr (0.41)